INVESCO Variable Investment Funds, Inc.
                          INVESCO VIF-Dynamics Fund
                           INVESCO VIF-Growth Fund

                  Supplement to Prospectus dated May 1, 1997

   A. The section of the Fund's prospectus entitled "Management-- Dynamics Fund" is amended to (1) delete the section in its entirety, and (2) substitute the following paragraphs in its place:

            The Fund is managed by two members of the INVESCO Growth Team, which is headed by Timothy J. Miller. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

            Timothy J. Miller, a Chartered Financial Analyst, has been the lead portfolio manager of the Fund since October 1997 and portfolio manager of the Fund since 1993. Mr. Miller also manages INVESCO Dynamics Fund, INVESCO Small Company Growth Fund, INVESCO VIF-Small Company Growth Fund, INVESCO Growth Fund, and INVESCO VIF-Growth Fund and is a senior vice president of INVESCO Trust Company.
            Mr. Miller was previously an analyst and portfolio manager with Mississippi Valley Advisors from 1979 to 1992. Mr. Miller received a M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.

            Tom Wald has been a co-portfolio manager of the Fund since October 1997. Mr. Wald also manages INVESCO Dynamics Fund. Mr. Wald was previously the senior health care analyst with Munder Capital Management. Mr. Wald has also worked for Duff & Phelps and Prudential Investment Corp. Mr. Wald received a M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

   B. The section of the above Fund's Prospectus entitled "Management-- Growth Fund" is amended to (1) delete the section in its entirety, and (2) substitute the following paragraphs in its place:

            The Fund is managed by two members of the INVESCO Growth Team, which is headed by Timothy J. Miller. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

            Trent E. May, a Chartered Financial Analyst, has been the lead portfolio manager of the Fund since October 1997 (co-portfolio manager since 1996). Mr. May also manages INVESCO Growth Fund,



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            INVESCO Small Company Growth Fund, and INVESCO VIF-Small Company
            Growth Fund and is a vice president of INVESCO Trust Company. Mr. May began his investment career in 1991 and was most recently senior equity fund manager/equity analyst with Munder Capital Management in Detroit. Mr. May received a M.B.A. from Rollins College and a B.S. in Engineering from the Florida Institute of Technology.

            Timothy J. Miller, a Chartered Financial Analyst, has been a co-portfolio manager of the Fund since 1996. Mr. Miller also manages INVESCO Growth Fund, INVESCO Dynamics Fund, INVESCO VIF-Dynamics Fund, INVESCO Small Company Growth Fund, and INVESCO VIF-Small Company Growth Fund and is a senior vice president of INVESCO Trust Company. Mr. Miller was previously an analyst and portfolio manager with Mississippi Valley Advisors from 1979 to 1992. Mr. Miller received a M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.

The date of this Supplement is October 24, 1997.